COMMITMENTS AND CONTINGENCIES - Future Minimum Lease Payments Under Non-cancelable Operating (Details) - Operating Leases [Member] - USD ($)	Sep. 30, 2015	Dec. 31, 2014
2015 (remainder)	$ 141,839
2015	490,503	$ 572,798
2016	380,113	307,488
2017	60,251	300,279
2018	31,952	253,841
2020	18,963	203,964
Total	$ 1,123,621	$ 1,638,370